Convertible Notes Payable (Details Narrative) (10-K) - USD ($)	1 Months Ended	9 Months Ended			12 Months Ended
	Oct. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Proceeds from notes payable		$ 378,000		$ 100,000
Original issue discount		590,000			225,000
Repayment of convertible note		282,000			73,000
Derivative liabilities conversion features	$ 565,195	0			400,139
Private placement costs					238,395
Derivative liabilities					400,139
Two Convertible Notes Payable [Member]
Convertible notes payable issued					355,000
Proceeds from notes payable					326,800
Original issue discount					$ 28,200
Derivative liabilities conversion features	565,195
Debt discount	326,800
Private placement costs	$ 238,395
Number of returnable shares					705,000
Convertible Note One [Member]
Repayment of convertible note					$ 73,000
Convertible note outstanding					$ 282,000
Debt interest percentage					12.00%
Debt maturity date					Apr. 29, 2020
Convertible Note One [Member] | Minimum [Member]
Debt conversion price percentage					39.00%
Convertible Note One [Member] | Maximum [Member]
Debt conversion price percentage					40.00%
Convertible Note Two [Member]
Convertible notes payable issued
Original issue discount					$ 225,000
Convertible note outstanding					282,000
Debt discount					355,000
Derivative liabilities					326,800
Loan costs					54,990
Loan fee					224,660
Amortization of debt discount					$ 185,330
One Convertible Notes Payable [Member] | Non-Returnable Shares [Member]
Number of shares issued for commitment fee					141,000
Non-returnable fees recorded as a loan cost					$ 54,990